Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Contingent consideration	$ 1,600,000	$ 8,500,000
Business combination, contingent consideration re-measurement adjustments		0
Business combination, earn-out payments		$ 0
Increase in fair value of contingent consideration liabilities	$ 300,000